INTANGIBLE ASSETS (Tables)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of components of intangible assets
The components of intangible assets at December 31 were as follows:

	2016
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$14,181	$9,638	$4,543
Licenses	45,714	44,667	1,047
Intellectual property	16,966	10,864	6,102
Customer relationships	91,156	41,679	49,477
Brand	5,451	665	4,786
In-process research and development	14,422	5,514	8,908
	$187,890	$113,027	$74,863

	2015
	Cost	Accumulated amortization	Net book value
Patents and trademarks	$14,285	$8,701	$5,584
Licenses	54,622	53,143	1,479
Intellectual property	17,622	9,231	8,391
Customer relationships	89,638	35,543	54,095
Brand	5,787	252	5,535
In-process research and development	12,984	3,818	9,166
	$194,938	$110,688	$84,250

Schedule of estimated annual amortization expense	Estimated annual amortization expense for the next 5 years ended December 31 are as follows:

2017	$13,376
2018	12,431
2019	11,421
2020	8,402
2021	5,735